STOCK-BASED COMPENSATION EXPENSE - Unrecognized Compensation Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Unrecognized compensation expense
Total unrecognized compensation expense at December 31, 2021	$ 325,163
Share-based Payment Arrangement, Option
Unrecognized compensation expense
Options	$ 930
Remaining weighted-average recognition period (years)	1 year 10 days
Market Based RSUs
Unrecognized compensation expense
Market Based RSUs and RSUs	$ 166,181
Remaining weighted-average recognition period (years)	1 year 6 months
RSUs
Unrecognized compensation expense
Market Based RSUs and RSUs	$ 158,052
Remaining weighted-average recognition period (years)	1 year 11 months 26 days